Commitments	12 Months Ended
Dec. 31, 2021
Commitments

38.	Commitments

The main commitments related to long-term contracts not yet incurred, and therefore not recognized in these financial statements, are as follows:

	12.31.2021	12.31.2020
Energy purchase and transportation contracts	132,307,398	132,879,053
Additions to property, plant and equipment
Construction of transmission lines and substations	-	12,062
Construction of Jandaíra wind farm complex	147,682	330,257
Construction of SHP Bela Vista	-	23,717
Telecommunications works	-	132,430
Acquisition of assets for electricity distribution	1,374,177	978,189
Gas purchase contracts	1,841,767	655,422